DIREXION FUNDS

Evolution Managed Bond Fund
Evolution All-Cap Equity Fund
Evolution Large Cap Fund
Evolution Small Cap Fund
Evolution Total Return Fund

Supplement to
Prospectus and Statement of Additional Information
Each Dated December 29, 2005

Effective April 28, 2006, Potomac Funds has changed its name to Direxion Funds (the “Trust”). In conjunction with this change, the Trust’s website has also changed to www.direxionfunds.com.

Questions regarding these changes may be directed to the Funds at (800) 851-0511.

Please retain this Supplement for future reference.
The date of this Supplement is May 4, 2006.